UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

> Investor demand for municipal bonds has been strong since early 2011.

> For the six months ended May 31, 2012, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 6.36% for Investor Shares and 6.41% for Admiral Shares, putting the fund behind its benchmark and the average return of its peer funds.

> Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.02%, reflecting the Federal Reserve’s policy of low interest rates.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
New Jersey Tax-Exempt Money Market Fund.	10
New Jersey Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	51
Trustees Approve Advisory Arrangement.	53
Glossary.	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.05%	0.08%	0.02%	0.00%	0.02%
New Jersey Tax-Exempt Money Market Funds
Average					0.01
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.14%	3.62%	1.93%	4.43%	6.36%
Admiral™ Shares	2.22	3.75	1.98	4.43	6.41
Barclays NJ Municipal Bond Index					6.83
New Jersey Municipal Debt Funds Average					7.48

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.73	$12.25	$0.223	$0.000
Admiral Shares	11.73	12.25	0.228	0.000

Chairman’s Letter

Dear Shareholder,

The New Jersey municipal bond market turned in a strong performance during the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by more than 3 percentage points even as the fiscal situation of the state and local governments remained challenging.

Vanguard New Jersey Long-Term Tax-Exempt Fund returned 6.36% for Investor Shares and 6.41% for Admiral Shares. The fund’s holdings in longer-term bonds, where investor demand was especially strong, helped its relative performance. However, because the fund holds less of the state’s two largest issuers for diversification reasons, it lagged its benchmark, which returned 6.83%.

The fund’s focus on higher-quality bonds led it to underperform its peer group’s average return of 7.48% for the period.

The Federal Reserve’s efforts to keep short-term interest rates anchored near zero meant that returns were far more modest for shorter-term securities, especially money market instruments. Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.02%, compared with the 0.01% average return of its state peer group for the half-year.

Lower-quality and longer-maturity bonds performed best, as many investors were willing to take on greater credit and interest rate risk for more potential yield. As a result of the solid demand for munis, capital appreciation accounted for more than two-thirds of the Long-Term Fund’s total return.

As bond prices rose, the fund’s 30-day SEC yield for Investor Shares fell to 2.14% from 2.96% six months earlier. (Bond yields and prices move in opposite directions.) The Money Market Fund’s 7-day SEC yield of 0.05% on May 31 was little changed from the 0.03% yield of six months earlier.

Please note that in March we replaced the benchmark index for the New Jersey Long-Term Tax-Exempt Fund. The new index is a better gauge for the fund because, unlike the prior benchmark, it is limited to tax-exempt bonds from New Jersey issuers. There are no changes to the fund’s objective, investment strategies, or policies.

Both funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds benefited from investors
seeking safety and yields
New Jersey municipal bonds returned almost 7% for the half-year, well ahead of the broad U.S. taxable bond market, which returned about 3.5%.

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six months as some investors fled to the perceived safety of government-issued securities, helping them post a solid return of just under 3%. At the same time, corporate bonds found favor with investors seeking higher yields—they returned well over 6%.

U.S. stocks significantly outpaced
their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.38%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	0.97

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

For municipal bonds, rising supply
was matched by increased demand
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall as they respond with a lag to the declines seen in property values. Many states are also cutting back on their aid to local governments as they try to set their own financial houses in order.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states, according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Garden State (see the accompanying chart).

At the same time, New Jersey state and local governments have shied away from initiating significant new spending projects. Although issuance of municipal bonds jumped significantly from a year earlier, much of this issuance refinanced existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs.

While overall supply rose in the New Jersey municipal bond market during the period, so did demand. The hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings.

Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds over shorter-term securities helped the Long-Term Fund relative to its benchmark. Demand for the higher

New Jersey tax revenues are recovering

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

yields offered by these bonds drove their prices up, which translated into capital appreciation for the fund.

Another contributor to the fund’s relative performance was its exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt. (Their general-obligation counterparts, which depend on general tax revenues, are more affected by economic cycles.)

As I mentioned earlier, the fund’s performance for the period was held back somewhat by its orientation toward higher-quality securities.

During the half-year, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the fund.

With yields so low for so long,
what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on “total return.” With this approach, you rely not only on income from your holdings but also on cash realized from selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to download the Vanguard research paper Spending From a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/ research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when—not if—more risky assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Advisor’s Report

For the six months ended May 31, 2012, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.02%. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 6.36% for Investor Shares and 6.41% for Admiral Shares. The Long-Term Fund trailed its new benchmark index, which returned 6.83%, and the 7.48% average return of peer-group funds. (The move to a new benchmark is discussed in the Chairman’s Letter.)

The investment environment
The half-year saw generally declining yields in the municipal bond market. The Federal Reserve continued to anchor the shortest- term yields near zero and reiterated its view that rates would remain very low through late 2014. The most direct impact of this policy, of course, has been on money market funds, including the New Jersey Tax-Exempt Money Market Fund. At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Source: Vanguard.

five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Patient investors in the New Jersey Long-Term Tax-Exempt Fund have done well since then: From January 31, 2011, to May 31, 2012, the fund returned about 15%, compared with about 10% for taxable bonds and not quite 4% for stocks (based on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession, and New Jersey was no exception. As of this writing, revenues for the fiscal year ended June 30, 2012, were lagging the budgeted amount, and both the prospects for a tax hike in the new fiscal year and the form such an increase might take were unclear.

New Jersey’s economy appears to be recovering more slowly than the nation’s, according to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia. Through May 2012, the bank’s index for New Jersey rose by 4% from its low point in December 2009, compared with a 6% rise for the national economy. (The index combines data on jobs, manufacturing, and wages and salaries.)

Like many other issuers nationwide, New Jersey state and local governments are taking advantage of low interest rates to call in and replace higher-interest bonds.

For example, New Jersey’s Economic Development Authority issued $1.1 billion in bonds, funded by cigarette taxes, to replace bonds issued at 2004 interest rate levels; we participated in the offering. At the same time, states and municipalities are limiting outlays for new projects. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refinancings, compared with an average proportion of one-third over the 15 years through 2010.

Management of the funds
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk in return for higher yields. Many have turned to high-yield muni bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity bonds, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally look for in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the Long-Term Fund has benefited from this market environment. The demand for longer-term bonds has boosted the prices of the holdings in our portfolio. We have also taken advantage of the steep yield curve—that is, the wide difference between shorter- and longer-term yields that has resulted from the Fed’s policies. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is a key aspect of our process. In selecting bonds to add to or sell from our portfolios, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers. Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. In addition, we have focused on attractively valued issues in health care, emphasizing hospitals.

Particularly significant drivers of performance for the New Jersey Long-Term Fund during the period under review have been intermediate-term zero-coupon bonds and bonds secured by the Master Settlement Agreement with the tobacco companies. The former are bonds for which no coupon payment is received for the life of the bond; instead, the bond is purchased at a deep discount and is redeemed at par. The latter are backed by revenues from large tobacco companies, based on a 1998 nationwide settlement between the states and the tobacco industry over reimbursement for smoking-related health care costs. Tactical adjustments to our duration position in response to the ebbs and flows of bond issuance also helped returns.

As we have noted earlier, the Federal Reserve has tamped down short-term interest rates to an unprecedented degree, a policy that has understandably concerned shareholders in the New Jersey Tax-Exempt Money Market Fund. Despite the difficulties presented by near-zero yields, we have not altered our strategy of emphasizing investment in high-quality money market assets. At the same time, the low short-term rates have provided another source of debt-service savings to fiscally stressed state and local governments.

John M. Carbone, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 20, 2012

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2012

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	45 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.29%	0.88%
2003	0.87	0.48
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.02	0.01

7-day SEC yield (5/31/2012): 0.05% New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.03%	1.06%	1.46%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (104.7%)
New Jersey (99.9%)
1 BlackRock MuniHoldings New Jersey
Quality Fund, Inc. VRDP VRDO	0.380%	6/7/12 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey
Quality Fund, Inc. VRDP VRDO	0.320%	6/7/12 LOC	20,000	20,000
1 BlackRock MuniYield New Jersey
Quality Fund, Inc. VRDP VRDO	0.380%	6/7/12 LOC	25,000	25,000
Burlington County NJ BAN	1.500%	9/7/12	26,088	26,173
Burlington County NJ BAN	1.000%	5/23/13	49,144	49,521
Burlington County NJ Bridge Commission Revenue	5.000%	10/15/12 (Prere.)	5,000	5,088
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.140%	6/7/12 LOC	11,755	11,755
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.150%	6/7/12 LOC	49,500	49,500
Cape May County NJ BAN	2.000%	8/31/12	4,000	4,016
Delaware River & Bay Authority
New Jersey Revenue VRDO	0.140%	6/7/12 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	6/7/12 LOC	14,595	14,595
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	6/7/12 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	6/7/12 LOC	26,800	26,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	6/7/12 LOC	4,700	4,700
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.170%	6/7/12 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.140%	6/7/12 LOC	7,040	7,040
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.130%	6/7/12 LOC	2,655	2,655

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.180%	6/7/12	4,185	4,185
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation) TOB VRDO	0.240%	6/7/12	6,105	6,105
Gloucester County NJ Pollution Control
Financing Authority Revenue
(ExxonMobil Project) VRDO	0.030%	6/1/12	34,300	34,300
Hopewell Township NJ BAN	1.000%	4/12/13	4,074	4,100
2 Hopewell Township NJ BAN	1.000%	6/7/13	13,391	13,495
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	6,086	6,089
Hudson County NJ Improvement Authority BAN	2.000%	6/15/12	13,000	13,006
Lawrence Township NJ BAN	2.000%	7/27/12	5,315	5,327
1 Madison Borough NJ Board of Education
GO TOB VRDO	0.170%	6/7/12 LOC	11,635	11,635
Mahwah Township NJ BAN	2.000%	8/10/12	5,475	5,492
Mahwah Township NJ BAN	1.500%	10/12/12	6,800	6,831
2 Mahwah Township NJ BAN	1.000%	6/7/13	4,000	4,031
Middlesex County NJ BAN	1.500%	12/21/12	45,000	45,316
Middlesex County NJ GO	4.000%	1/1/13	1,000	1,022
Monmouth County NJ GO	2.500%	3/1/13	3,400	3,459
Morris County NJ Improvement Authority BAN	1.500%	8/29/12	4,000	4,012
New Jersey Building Authority Revenue	5.250%	12/15/12 (Prere.)	1,000	1,027
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks
Project) VRDO	0.130%	6/7/12 LOC	1,150	1,150
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.170%	6/1/12 LOC	31,300	31,300
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.230%	6/1/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.120%	6/7/12 LOC	20,180	20,180
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	6/1/12 LOC	10,200	10,200
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	6/1/12 LOC	1,600	1,600
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.160%	6/1/12	7,890	7,890
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.140%	6/7/12 LOC	23,800	23,800
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.250%	6/7/12	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.180%	6/1/12 LOC	17,600	17,600
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project) VRDO	0.180%	6/1/12 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project) VRDO	0.190%	6/7/12 LOC	5,260	5,260
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.130%	6/7/12 LOC	13,525	13,525

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.160%	6/7/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (ETM)	2,380	2,384
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	3,000	3,006
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/12 (Prere.)	2,700	2,705
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.170%	6/7/12	10,965	10,965
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.170%	6/1/12	7,050	7,050
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.190%	6/1/12	4,900	4,900
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.030%	6/1/12	2,040	2,040
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.130%	6/7/12 LOC	13,640	13,640
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark Container)
VRDO	0.210%	6/7/12 LOC	4,900	4,900
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.130%	6/7/12 LOC	17,680	17,680
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,560	3,605
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	3,535	3,579
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.250%	9/1/12 (Prere.)	2,155	2,182
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.160%	6/7/12	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.160%	6/7/12	13,325	13,325
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.190%	6/7/12 LOC	8,885	8,885
New Jersey Educational Facilities Authority
Revenue (Princeton Theological Seminary)	3.000%	7/1/12	1,000	1,002
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.180%	6/7/12	2,165	2,165
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.180%	6/7/12	10,900	10,900
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.140%	6/7/12 LOC	14,930	14,930
New Jersey Environmental Infrastructure
Trust Revenue	3.400%	9/1/12	4,000	4,032
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/12	2,000	2,024
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/12	1,555	1,574
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/12	2,890	2,925
New Jersey GO	5.250%	7/1/12	2,000	2,008

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey GO	5.250%	7/1/12	5,000	5,021
New Jersey GO	5.250%	7/15/12 (2)	11,000	11,067
New Jersey GO	5.000%	8/1/12 (Prere.)	12,750	12,852
New Jersey GO	5.000%	8/1/12 (Prere.)	3,000	3,024
New Jersey GO	5.000%	2/15/13	12,025	12,430
New Jersey GO	6.000%	2/15/13	3,975	4,136
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
TOB VRDO	0.200%	6/7/12 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.170%	6/7/12 LOC	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (Catholic Healthcare Institute)	5.375%	11/15/12 (Prere.)	5,000	5,118
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	6/7/12 LOC	24,550	24,550
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	6/7/12 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	6/7/12 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.130%	6/7/12 LOC	3,120	3,120
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.130%	6/7/12 LOC	2,300	2,300
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.130%	6/7/12 LOC	11,665	11,665
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.150%	6/7/12 LOC	14,565	14,565
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.875%	7/1/12 (Prere.)	9,860	9,906
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	6.000%	7/1/12 (Prere.)	1,250	1,256
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.130%	6/7/12 LOC	8,100	8,100
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	6/1/12 LOC	5,835	5,835
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	6/1/12 LOC	3,500	3,500
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	6/7/12 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	6/7/12 LOC	37,765	37,765
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	6/7/12 LOC	18,650	18,650
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.180%	6/7/12	5,435	5,435
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Revenue VRDO	0.180%	6/7/12 LOC	6,830	6,830

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue TOB VRDO	0.240%	6/7/12	7,500	7,500
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue TOB VRDO	0.270%	6/7/12	5,985	5,985
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.160%	6/7/12	9,000	9,000
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.170%	6/7/12	50,000	50,000
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.170%	6/7/12	19,800	19,800
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.170%	6/7/12	28,200	28,200
New Jersey TRAN	2.000%	6/21/12	114,000	114,109
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,000	1,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/12 (ETM)	1,425	1,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/12 (ETM)	1,115	1,117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (ETM)	3,800	3,810
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	7,000	7,386
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	6/7/12 LOC	1,200	1,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.140%	6/7/12 LOC	14,500	14,500
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	10,010	10,348
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	1,180	1,223
2 New Jersey Turnpike Authority Revenue VRDO	0.120%	6/7/12 LOC	25,650	25,650
New Jersey Turnpike Authority Revenue VRDO	0.140%	6/7/12 LOC	24,700	24,700
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.320%	6/7/12 LOC	30,000	30,000
Port Authority of New York & New Jersey
Revenue CP	0.140%	6/7/12	9,720	9,720
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.180%	6/7/12	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/12	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/12	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.190%	6/7/12	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.200%	6/7/12	3,000	3,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.230%	6/7/12	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.250%	6/7/12	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.260%	6/7/12	4,050	4,050
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.310%	6/7/12	3,580	3,580
Princeton University New Jersey CP	0.140%	8/9/12	17,400	17,400
Rockaway Township NJ BAN	2.000%	9/28/12	11,526	11,588

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rutgers State University New Jersey
Revenue VRDO	0.180%	6/1/12	63,750	63,750
Secaucus NJ BAN	1.250%	1/11/13	5,184	5,200
South Jersey Transportation Authority New Jersey
Transportation System Revenue VRDO	0.130%	6/7/12 LOC	37,625	37,625
South Jersey Transportation Authority New Jersey
Transportation System Revenue VRDO	0.140%	6/7/12 LOC	33,675	33,675
Summit NJ BAN	1.000%	1/18/13	8,252	8,294
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.750%	6/1/12 (Prere.)	26,900	26,900
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.000%	6/1/12 (Prere.)	12,555	12,555
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.250%	6/1/13 (Prere.)	2,750	2,916
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.750%	6/1/13 (Prere.)	2,200	2,343
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,110	21,460
1 Tobacco Settlement Financing Corp.
New Jersey Revenue TOB VRDO	0.200%	6/1/12 (Prere.)	4,550	4,550
Union County NJ BAN	1.500%	6/29/12	15,000	15,015
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	6/1/12	15,150	15,150
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.030%	6/1/12	24,625	24,625
1 Union County NJ Utilities Authority
Revenue TOB VRDO	0.200%	6/7/12	15,040	15,040
West Orange Township NJ BAN	1.500%	5/22/13	9,072	9,162
				1,819,842
Puerto Rico (4.8%)
Puerto Rico Electric Power Authority Revenue	5.125%	7/1/12 (Prere.)	1,000	1,014
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	4,800	4,868
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/12 (Prere.)	11,050	11,206
Puerto Rico GO	5.000%	7/1/12 (Prere.)	1,500	1,506
Puerto Rico Highway & Transportation
Authority Revenue	5.000%	7/1/12 (Prere.)	1,385	1,390
Puerto Rico Highway & Transportation
Authority Revenue	5.000%	7/1/12 (Prere.)	2,845	2,856
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.180%	6/7/12	7,325	7,325
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.200%	6/7/12	4,875	4,875
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.200%	6/7/12	7,410	7,410
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.200%	6/7/12	15,100	15,100
1 Puerto Rico Sales Tax Financing Corp.
Revenue TOB VRDO	0.250%	6/7/12	30,356	30,356
				87,906
Total Tax-Exempt Municipal Bonds (Cost $1,907,748)				1,907,748

New Jersey Tax-Exempt Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (-4.7%)
Other Assets	11,742
Liabilities	(97,734)
(85,992)
Net Assets (100%)
Applicable to 1,821,473,221 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,821,756
Net Asset Value Per Share	$1.00

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	1,907,748
Other Assets	11,742
Total Assets	1,919,490
Liabilities
Payables for Investment Securities Purchased	89,941
Other Liabilities	7,793
Total Liabilities	97,734
Net Assets	1,821,756

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,821,755
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1
Net Assets	1,821,756

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $357,681,000, representing 19.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	1,829
Total Income	1,829
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative	1,000
Marketing and Distribution	304
Custodian Fees	14
Shareholders’ Reports	12
Trustees’ Fees and Expenses	1
Total Expenses	1,495
Net Investment Income	334
Net Increase (Decrease) in Net Assets Resulting from Operations	334

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	334	1,339
Realized Net Gain (Loss)	—	8
Net Increase (Decrease) in Net Assets Resulting from Operations	334	1,347
Distributions
Net Investment Income	(334)	(1,339)
Realized Capital Gain	—	—
Total Distributions	(334)	(1,339)
Capital Share Transactions (at $1.00)
Issued	531,543	1,195,167
Issued in Lieu of Cash Distributions	321	1,288
Redeemed	(658,684)	(1,453,849)
Net Increase (Decrease) from Capital Share Transactions	(126,820)	(257,394)
Total Increase (Decrease)	(126,820)	(257,386)
Net Assets
Beginning of Period	1,948,576	2,205,962
End of Period	1,821,756	1,948,576

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.001	.001	.005	.022	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.001	.001	.005	.022	.035
Distributions
Dividends from Net Investment Income	(.0002)	(.001)	(.001)	(.005)	(.022)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.001)	(.001)	(.005)	(.022)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.06%	0.11%	0.45%	2.27%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,822	$1,949	$2,206	$2,546	$3,126	$3,448
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.04%	0.07%	0.11%	0.46%	2.24%	3.53%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $269,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.14%		2.22%

Financial Attributes

		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	414	1,404	46,824
Yield to Maturity
(before expenses)	2.3%	2.3%	2.4%
Average Coupon	4.4%	4.9%	4.9%
Average Duration	6.1 years	7.0 years	7.3 years
Average Effective
Maturity	6.3 years	6.3 years	5.7 years
Short-Term
Reserves	8.5%	—	—

Volatility Measures
		Barclays
	Barclays NJ	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.98
Beta	0.94	1.01
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year		11.4%
1 - 3 Years		16.4
3 - 5 Years		12.0
5 - 10 Years		44.6
10 - 20 Years		13.4
20 - 30 Years		2.2

Distribution by Credit Quality (% of portfolio)
AAA		10.2%
AA		28.1
A		52.4
BBB		6.7
B		1.2
Not Rated		1.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012
				Spliced NJ
				Long-Term
				Tax-Exempt
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.95%	1.47%	6.42%	6.67%
2003	4.68	2.13	6.81	7.50
2004	4.56	-1.23	3.33	4.19
2005	4.42	-1.13	3.29	4.55
2006	4.61	2.40	7.01	6.85
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	1.93	4.43	6.36	6.83

Spliced NJ Long-Term Tax-Exempt Index: Barclays 10 Year Municipal Bond Index through August 31, 2003, and Barclays NJ Municipal Bond Index thereafter.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	12.58%	4.69%	4.44%	0.55%	4.99%
Admiral Shares	5/14/2001	12.67	4.77	4.51	0.55	5.06

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (103.0%)
New Jersey (101.6%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,012
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,676
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,535
Burlington County NJ Bridge Commission Revenue	5.250%	12/15/21 (2)	3,200	3,556
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	20,272
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,505
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,713
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,456
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,545
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,429
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,085
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	6/7/12 LOC	9,100	9,100
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18 (2)	7,500	9,087
Essex County NJ Improvement Authority Revenue	5.250%	12/15/20 (2)	2,510	3,080
Evesham NJ Utility Authority Revenue	5.000%	7/1/12 (Prere.)	3,435	3,449
Evesham NJ Utility Authority Revenue	5.000%	7/1/12 (Prere.)	1,605	1,611
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	6,825	5,384
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,729
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	31,190	23,503
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	13,545	17,832
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,053
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	911

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,212
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,053
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.030%	6/1/12	300	300
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,980	2,230
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,334
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,196
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (ETM)	9,590	10,244
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,326
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,509
Mercer County NJ Improvement
Authority Revenue	5.000%	11/1/21	1,000	1,252
Mercer County NJ Improvement
Authority Revenue	5.000%	11/1/24	1,375	1,692
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	1,325	1,360
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,200
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,825	1,897
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,925	2,001
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/15	280	181
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/20	500	311
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/32	5,100	3,195
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.125%	1/1/37	3,500	2,192
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,687
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,703
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,528
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,243
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,878
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,115	2,127

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,225	2,238
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,616
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,434
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,115
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,807
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/24	675	878
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	582
Monroe Township NJ Board of Education GO	5.000%	8/1/25	1,500	1,842
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,827
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/24	1,970	2,510
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/25	1,000	1,265
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/26	1,200	1,506
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/27	1,090	1,358
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/28	1,000	1,240
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/29	1,235	1,522
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton
Avenue Project)	5.000%	7/1/18	1,880	2,273
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,121
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,601
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,874
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,161
New Jersey Economic Development
Authority Revenue	5.000%	3/1/23	10,000	12,004
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	6/1/12 LOC	1,900	1,900
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.180%	6/1/12 LOC	1,600	1,600
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	19,500	21,631

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,177
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,827
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	2,500	2,792
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	2,500	2,765
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,742
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,180
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,520
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System Project)	0.000%	1/1/13 (2)	3,000	2,935
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,181
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,790
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,003
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,971
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,469
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,000	1,107
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,000	8,777
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,236
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	7,912
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,930
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,650	2,975
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,757
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	12,116
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,355

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,925
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,989
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,675
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	6,008
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,694
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,561
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,945
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,870
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,363
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,975
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,216
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,703
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	444
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,075
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,065
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,493
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,475
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,643
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,726
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,902
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,069
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	10,192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,055

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	3,480	3,691
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,504
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,915
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,191
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	1,977
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,118
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	3,885
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,706
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,604
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	29,983
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,631
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,544
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,397
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,001
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.170%	6/1/12	5,650	5,650
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.190%	6/1/12	14,450	14,450
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,199
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,437
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,101
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,430
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,180
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,013

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,575
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,200
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,341
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,446
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,843
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,048
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,483
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,281
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,744
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,923
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,920
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,388
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,805
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,591
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,343
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,594
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,278
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,120
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,101
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,112
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,460
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	6,131
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	3,077
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,942
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,361
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	10,760
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,347

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,341
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,482
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,550	1,556
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,707
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,014
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,222
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,945
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,374
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,104
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,320
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/20	215	263
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	65	81
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,996
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/28	4,410	5,146
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,227
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,574
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,483
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,566
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,363
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,727
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,365
New Jersey GO	5.000%	8/1/16	5,190	6,083
New Jersey GO	5.000%	8/1/17	9,035	10,785
New Jersey GO	5.000%	6/1/20	915	1,121
New Jersey GO	5.000%	6/1/21	6,835	8,326
1 New Jersey GO TOB VRDO	0.320%	6/1/12	27,195	27,195
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,630
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,260
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,509
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,724
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,773
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.200%	6/7/12 LOC	20,630	20,630
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,230

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,759
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,211
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,793
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,893
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,951
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,414
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,403
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/30	3,055	3,129
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/36	6,800	6,929
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,394
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,000	2,272
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,444
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,570
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,896
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,671
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,081
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	3,994
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,435
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,740

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,260
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,546
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,299
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,721
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,648
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,236
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,212
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,500	2,775
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,380	4,636
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.130%	6/7/12 (12)	40,000	40,000
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.330%	6/7/12 (12)	5,390	5,390
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.130%	6/7/12 LOC	900	900
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,430
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.150%	6/7/12 LOC	600	600
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,282
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,685
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/16	1,500	1,622
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	1,042
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/24	2,000	2,105
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/29	1,000	1,020
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/32	2,000	2,163

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/37	2,600	2,774
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,044
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,364
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,296
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	6/1/12 LOC	3,680	3,680
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	6/7/12 LOC	5,090	5,090
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,573
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,631
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,628
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	4,130	4,376
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	1,485	1,502
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	2,555	2,613
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,592
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,909
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	5,000	5,371
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,360	2,525
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,724
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,578
New Jersey Sports & Exposition
Authority Revenue	6.500%	3/1/13 (ETM)	315	330
New Jersey Sports & Exposition
Authority Revenue	6.500%	3/1/13 (14)	275	286
New Jersey Sports & Exposition
Authority Revenue	5.500%	3/1/17 (ETM)	250	306
New Jersey Sports & Exposition
Authority Revenue	5.500%	3/1/17 (ETM)	385	469
New Jersey Sports & Exposition
Authority Revenue	5.500%	3/1/17 (14)	5,120	5,977
New Jersey Sports & Exposition
Authority Revenue (Convention Center
Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,570
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,337
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	20,299
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,759
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,941

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,055
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	10,066
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,148
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,600	1,851
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,967
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,454
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	4,130
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,164
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,403
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,443
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,287
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	3,067
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,891
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	7,994
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,744
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,082
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	11,145
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,341
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,544
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	9,580	11,618

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	5,976
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,638
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	9,009
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	5,800	3,322
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	4,582
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	6,250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,782
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	6,077
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	6,207
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,228
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	10,360	4,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,249
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	5,426
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	3,782
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	2,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,489
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,071
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	3,570
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,687
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,870
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,910
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,475
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	325

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,712
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	3,982
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,765
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	3,765
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,589
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,508
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	6/7/12 LOC	3,400	3,400
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.240%	6/7/12 LOC	6,690	6,690
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	796
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	237
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	12,960
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,891
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,140
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	17,030	18,865
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,962
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,894
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,877
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,947
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	17,388
2 New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	16,524
2 New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,727
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,070
2 New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,580
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	12,044
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	23,669
1 New Jersey Turnpike Authority Revenue
TOB VRDO	0.180%	6/7/12 LOC	1,820	1,820
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,051
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	4,000	4,303
Ocean County NJ Utility Authority
Wastewater Revenue	6.600%	1/1/18 (ETM)	2,220	2,621
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	2,038
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,766
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,281
Port Authority of New York &
New Jersey Revenue	5.375%	3/1/28	1,280	1,599
Port Authority of New York &
New Jersey Revenue	4.500%	7/15/28	4,000	4,371

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	5.000%	3/1/29	4,500	5,147
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	5,140	5,954
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	3,395	3,905
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	3,500	3,996
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/32	6,625	7,552
Port Authority of New York &
New Jersey Revenue	4.750%	11/15/32	4,000	4,360
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	8,000	8,768
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/33	1,250	1,418
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	7,361
Port Authority of New York &
New Jersey Revenue	5.000%	9/15/36	3,400	3,800
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/39	6,600	7,310
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	12,000	13,488
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	4,000	4,455
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	14,065	15,745
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,466
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,363
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,549
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,281
Rutgers State University New Jersey Revenue
VRDO	0.190%	6/1/12	17,490	17,490
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,023
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,512
2 South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,499
2 South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,484
2 South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,227
South Jersey Transportation Authority
New Jersey Transportation System Revenue
VRDO	0.140%	6/7/12 LOC	10,000	10,000
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.750%	6/1/12 (Prere.)	29,390	29,390
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	16,650

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/13	1,225	1,269
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	21,343
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	10,475	9,833
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.750%	6/1/34	4,500	3,476
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	6,455	5,005
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,633
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,511
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/18 (14)	1,975	2,087
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/20 (14)	2,185	2,291
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/22 (14)	2,420	2,520
University of Medicine & Dentistry
New Jersey Revenue	6.500%	12/1/12 (ETM)	905	931
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/15 (2)	2,325	2,364
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/16 (2)	1,110	1,129
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/19 (2)	2,000	2,035
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/20 (2)	3,675	3,736
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/21 (2)	2,000	2,031
				2,104,584
Puerto Rico (1.1%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.380%	6/7/12 (12)	5,450	5,450
Puerto Rico GO	5.500%	7/1/18	5,540	6,278
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,500	3,862
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	4,125	4,552
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/33 (3)	7,000	2,115
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	1,026
				23,283
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,634
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,609
				5,243
Total Tax-Exempt Municipal Bonds (Cost $1,977,687)				2,133,110

New Jersey Long-Term Tax-Exempt Fund

Market
Value
($000)
Other Assets and Liabilities (-3.0%)
Other Assets	33,700
Liabilities	(95,446)
(61,746)
Net Assets (100%)	2,071,364

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,944,978
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(29,037)
Unrealized Appreciation (Depreciation)	155,423
Net Assets	2,071,364

Investor Shares—Net Assets
Applicable to 25,735,700 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	315,251
Net Asset Value Per Share—Investor Shares	$12.25

Admiral Shares—Net Assets
Applicable to 143,361,777 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,756,113
Net Asset Value Per Share—Admiral Shares	$12.25

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $49,945,000, representing 2.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	39,327
Total Income	39,327
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative—Investor Shares	244
Management and Administrative—Admiral Shares	794
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—Admiral Shares	171
Custodian Fees	13
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	1,339
Net Investment Income	37,988
Realized Net Gain (Loss)
Investment Securities Sold	7,838
Futures Contracts	(52)
Realized Net Gain (Loss)	7,786
Change in Unrealized Appreciation (Depreciation) of Investment Securities	78,919
Net Increase (Decrease) in Net Assets Resulting from Operations	124,693

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,988	79,255
Realized Net Gain (Loss)	7,786	(5,072)
Change in Unrealized Appreciation (Depreciation)	78,919	23,802
Net Increase (Decrease) in Net Assets Resulting from Operations	124,693	97,985
Distributions
Net Investment Income
Investor Shares	(5,614)	(12,167)
Admiral Shares	(32,374)	(67,088)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(37,988)	(79,255)
Capital Share Transactions
Investor Shares	8,208	(68,745)
Admiral Shares	33,470	(85,781)
Net Increase (Decrease) from Capital Share Transactions	41,678	(154,526)
Total Increase (Decrease)	128,383	(135,796)
Net Assets
Beginning of Period	1,942,981	2,078,777
End of Period	2,071,364	1,942,981

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.73	$11.58	$11.64	$10.82	$11.71	$12.03
Investment Operations
Net Investment Income	.223	.471	.476	.477	.494	.511
Net Realized and Unrealized Gain (Loss)
on Investments	.520	.150	(.060)	.820	(.890)	(.276)
Total from Investment Operations	.743	.621	.416	1.297	(.396)	.235
Distributions
Dividends from Net Investment Income	(.223)	(.471)	(.476)	(.477)	(.494)	(.511)
Distributions from Realized Capital Gains	—	—	—	—	—	(.044)
Total Distributions	(.223)	(.471)	(.476)	(.477)	(.494)	(.555)
Net Asset Value, End of Period	$12.25	$11.73	$11.58	$11.64	$10.82	$11.71

Total Return[1]	6.36%	5.54%	3.59%	12.19%	-3.49%	2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$315	$294	$361	$473	$410	$426
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.73%	4.11%	4.06%	4.22%	4.32%	4.35%
Portfolio Turnover Rate	16%	12%	17%	22%	37%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.73	$11.58	$11.64	$10.82	$11.71	$12.03
Investment Operations
Net Investment Income	.228	.480	.485	.487	.502	.519
Net Realized and Unrealized Gain (Loss)
on Investments	.520	.150	(.060)	.820	(.890)	(.276)
Total from Investment Operations	.748	.630	.425	1.307	(.388)	.243
Distributions
Dividends from Net Investment Income	(.228)	(.480)	(.485)	(.487)	(.502)	(.519)
Distributions from Realized Capital Gains	—	—	—	—	—	(.044)
Total Distributions	(.228)	(.480)	(.485)	(.487)	(.502)	(.563)
Net Asset Value, End of Period	$12.25	$11.73	$11.58	$11.64	$10.82	$11.71

Total Return[1]	6.41%	5.62%	3.68%	12.28%	-3.42%	2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,756	$1,649	$1,718	$1,560	$1,375	$1,402
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.81%	4.19%	4.14%	4.30%	4.39%	4.42%
Portfolio Turnover Rate	16%	12%	17%	22%	37%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

New Jersey Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $300,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $34,021,000 to offset future net capital gains of $18,584,000 through November 30, 2016, $10,333,000 through November 30, 2017, and $5,104,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,801,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2012, the cost of investment securities for tax purposes was $1,980,488,000. Net unrealized appreciation of investment securities for tax purposes was $152,622,000, consisting of unrealized gains of $156,600,000 on securities that had risen in value since their purchase and $3,978,000 in unrealized losses on securities that had fallen in value since their purchase.

New Jersey Long-Term Tax-Exempt Fund

E. During the six months ended May 31, 2012, the fund purchased $195,042,000 of investment securities and sold $145,178,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2012	November 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	40,990	3,349	59,686	5,215
Issued in Lieu of Cash Distributions	4,488	370	9,880	863
Redeemed	(37,270)	(3,092)	(138,311)	(12,138)
Net Increase (Decrease)—Investor Shares	8,208	627	(68,745)	(6,060)
Admiral Shares
Issued	105,742	8,754	190,834	16,678
Issued in Lieu of Cash Distributions	23,717	1,954	49,101	4,287
Redeemed	(95,989)	(7,928)	(325,716)	(28,713)
Net Increase (Decrease)—Admiral Shares	33,470	2,780	(85,781)	(7,748)

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2011	5/31/2012	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.18	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,063.63	$1.03
Admiral Shares	1,000.00	1,064.06	0.62
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.20	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the anguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard tate Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.